Acquisitions and Business Combinations	12 Months Ended
Jun. 30, 2025
Disclosure of detailed information about business combination [abstract]
Acquisitions and Business Combinations	Acquisitions and business combinations
Acquisition of MAC Copper
On 27 May 2025, Harmony announced that it has entered into a binding agreement to acquire, through its wholly owned
Australian subsidiary Harmony Gold (Australia) Pty Limited, 100% of the securities in MAC Copper Limited (MAC Copper). MAC
Copper has a 100% interest in the CSA Copper Mine (CSA), its sole asset, which is located in the Cobar Region of New South
Wales, Australia. The acquisition supports Harmony’s strategic objective of transitioning into a low-cost, global gold and copper mining company.
Upon completion of the transaction, the following obligations of MAC Copper will be assumed by Harmony:
▪The silver purchase agreement (silver stream) with OR Royalties Inc. (OR Royalties) pursuant to which OR Royalties receives refined silver equal to 100% of the payable silver production from CSA and makes ongoing payments equal to 4% of the spot silver price per ounce at the time of delivery
▪The copper purchase agreement (copper stream) with OR Royalties pursuant to which OR Royalties receives refined copper equal to 2.25% to 4.875% of the payable copper production from CSA, which amounts may be reduced through the exercise of a buy-down option, with OR Royalties making ongoing payments equal to 4% of the spot copper price per tonne at the time of delivery
▪The royalty deed with Glencore Operations Australia (Pty) Limited (Glencore) pursuant to which Glencore is entitled to a 1.5%
net smelter return royalty over the life of the CSA mine and
▪The sale and purchase agreement between MAC and Glencore relating to US$150 million of contingent payments, where a once-off payment of US$75 million is due in the event that the copper price averages more than US$4.25/lb for 18 continuous months at any stage during the life of the CSA mine and a further once-off payment of US$75 million in the event that the copper price averages more than US$4.50/lb for 24 continuous months during the life of the CSA mine.
The consideration for the transaction is a cash payment of US$12.25 per MAC Copper share, amounting to US$1.01 billion
(approximately R17.90 billion as at 30 June 2025).
Effective date
The last condition precedent for the transaction was fulfilled during October 2025, resulting in an acquisition date of
24 October 2025.
Accounting considerations
Harmony has performed an initial assessment of the assets acquired and has determined that they meet the definition of a business per IFRS 3, Business Combinations. As the effective date of the transaction coincided with the date the consolidated financial statements for the 2025 financial year were authorised, the initial accounting and related disclosures of the fair values of identified assets acquired and liabilities assumed and the resultant goodwill or gain on bargain purchase has yet to be determined. Management will begin with a purchase price allocation in accordance with the requirements of IFRS 3 for the business combination during Q2FY26. The process is expected to take several months to complete.
Funding of acquisition
Harmony intends to fund the transaction with a US$1.25 billion bridge facility (refer to note 30 for further detail) together with existing cash reserves. The loan origination fees of R197 million related to the bridge facility were capitalised during the year.
These are presented as part of prepayments in note 18.
Acquisition-related costs
In anticipation of the transaction. Harmony has incurred various costs directly attributable to the acquisition process. The total of
R40 million for acquisition-related costs for the year ended 30 June 2025 relates to advisory fees. Acquisition-related costs continued to be incurred after 30 June 2025 up until the acquisition date of 24 October 2025 and will be expensed in the 2026 financial year. Management considers the disclosure of these amounts in the 2025 consolidated financial statements impracticable due to the timing of the acquisition and the information available at the reporting date.
13Acquisitions and business combinations continued
Acquisition of MAC Copper continued
Performance of acquired operation
For the year ended 30 June 2025, the operation acquired did not contribute to the group revenue and net profit for the year as the transaction was completed after the reporting date. Should the acquisition have occurred on 1 July 2024, the group’s consolidated revenue and net profit would have been R79 738 million and R13 528 million respectively.
The following information was used to determine the revenue and net loss for the acquired operation for the period 1 July 2024 to 30 June 2025:
▪1 July 2024 to 31 December 2024: The revenue and net loss in US$ terms per the FY24 audited financial statements of MAC
Copper was used, after deducting the revenue and net loss in US$ terms related to the six-month period of 1 January 2024 to
30 June 2024, as disclosed in the reviewed financial statements of MAC Copper for that period
▪1 January 2025 to 30 June 2025: The revenue and net loss in US$ terms per the reviewed financial statements of MAC
Copper for the period ended 30 June 2025 was used
▪The revenue and net loss in US$ terms for the period of 1 July 2024 to 30 June 2025 as determined above was translated using the average Rand/US$ exchange rate of R18.15/US$.
Acquisition of Eva Copper
On 6 October 2022, Harmony announced that it had entered into an agreement to acquire the entity which owns 100% of the
Eva Copper Project and a package of regional exploration tenements from Copper Mountain Mining Corporation (collectively
Eva Copper). The acquisition is in line with the group's strategic objective of transitioning into a low-cost gold and copper mining company. Diversifying into copper enables Harmony to participate in the global transition to a low-carbon economy.
The last condition precedent for the acquisition was fulfilled during December 2022, resulting in an acquisition date of
16 December 2022. Based on management's assessment, the transaction met the definition of a business combination as defined by IFRS 3 Business Combinations. This is based on the feasibility study, mine development plan and organised workforce acquired constituting substantive processes which significantly contributes to the ability to generate outputs.
Management also opted to not apply the optional concentration test as per IFRS 3.
The Eva Copper Project was identified as a cash generating unit (CGU).
Consideration transferred
Consideration for the transaction amounted to a cash payment of R2 996 million (US$170 million), paid during December 2022, and contingent consideration subject to the following criteria:
▪A maximum of US$30 million payable via a 10% sharing of net incremental revenue above US$3.80/Ib Cu (excess payment)
▪A maximum US$30 million payable on a new copper resource discovered and declared within the acquired tenements, calculated using a resource multiple of US$0.03/Ib Cu (new resource payment).
These criteria are applicable for the entire life of the operation until the maximum payments are reached.
As at 16 December 2022, the contingent consideration was valued at R169 million by using a probability weighted method for the new resource payment and a discounted cash flow valuation for the excess payment, both discounted at a post-tax nominal rate of 12.9%. All other assumptions applied in the valuation are consistent with those used in the valuation of identified assets acquired and liabilities assumed (refer below). The fair value calculated for the contingent consideration is level 3 in the fair value hierarchy due to the use of unobservable inputs. The remeasurement of the liability is presented separately in the group income statement. Refer to note 27 for the measurement of the liability.
The amount disclosed in the cash flow statement for cash paid for the acquisition of Eva Copper is equal to the cash consideration paid of R2 996 million.
Acquisition and integration costs
The total of R214 million for acquisition-related costs for the financial year ended 30 June 2023 relates to various costs directly attributable to the acquisition process. These costs include professional services fees and Australian stamp duty costs paid.